Derivatives - Summary Of The Nominal Amounts And The Average Interest And Currency Rate Of Hedging Instrument (Details) € in Millions, ₩ in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) KRW (₩) AUD ($) EUR (€)	Dec. 31, 2020 SGD ($) USD ($) AUD ($) KRW (₩)
Foreign currencies translation risk and interest rate risk | Currency swap | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	470,000,000	600,000,000
Foreign currencies translation risk and interest rate risk | Currency swap | USD | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	200,000,000	130,000,000
Foreign currencies translation risk and interest rate risk | Currency swap | USD | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	270,000,000	470,000,000
Foreign currencies translation risk and interest rate risk | Currency swap | USD | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	0	0
Foreign currencies translation risk | Currency swap | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	180,000,000
Foreign currencies translation risk | Currency swap | USD | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	0
Foreign currencies translation risk | Currency swap | USD | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	180,000,000
Foreign currencies translation risk | Currency swap | USD | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	0
Foreign currencies translation risk | Currency swap | SGD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument		68,000,000
Foreign currencies translation risk | Currency swap | SGD | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument		68,000,000
Foreign currencies translation risk | Currency swap | SGD | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument		0
Foreign currencies translation risk | Currency swap | SGD | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument		0
For fair value hedging | Interest rate risk | Interest rate swap | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	1,850,000,000	2,300,000,000
Description of average rate of interest rate risk hedging instrument	Fixed 3.62% receipt and Libor 3M + 1.45% floating paid	Fixed 4.22% receipt and Libor 3M+1.71% floating paid Fixed 5.88% receipt and Libor 6M+2.15% floating paid
For fair value hedging | Interest rate risk | Interest rate swap | USD | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	0	1,000,000,000
For fair value hedging | Interest rate risk | Interest rate swap | USD | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	1,550,000,000	1,000,000,000
For fair value hedging | Interest rate risk | Interest rate swap | USD | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	300,000,000	300,000,000
For fair value hedging | Interest rate risk | Interest rate swap | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	150,000,000	150,000,000
Description of average rate of interest rate risk hedging instrument	Fixed 0.84% receipt and BBSW 3M+0.72% paid	Fixed 0.84% receipt and BBSW 3M+0.72% paid
For fair value hedging | Interest rate risk | Interest rate swap | AUD | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	0	0
For fair value hedging | Interest rate risk | Interest rate swap | AUD | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	150,000,000	150,000,000
For fair value hedging | Interest rate risk | Interest rate swap | AUD | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	0	0
For fair value hedging | Interest rate risk | Interest rate swap | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | €	26,591,163
Description of average rate of interest rate risk hedging instrument	EURIBOR 3M + 0.09% receipt and 1.5% fixed paid
For fair value hedging | Interest rate risk | Interest rate swap | EUR | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | €	0
For fair value hedging | Interest rate risk | Interest rate swap | EUR | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | €	26,591,163
For fair value hedging | Interest rate risk | Interest rate swap | EUR | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | €	0
For cash flow hedging | Interest rate swap | KRW
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | ₩	50,000
For cash flow hedging | Interest rate swap | KRW | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | ₩	0
For cash flow hedging | Interest rate swap | KRW | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | ₩	50,000
For cash flow hedging | Interest rate swap | KRW | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | ₩	0
For cash flow hedging | Interest rate risk | Interest rate swap | KRW
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | ₩	50,000	150,000
Description of average rate of interest rate risk hedging instrument	KRW CD+0.33% receipt, 1.68% paid	KRW 3Y CMS+0.40% receipt, 2.38% paid KRW CD+0.69% receipt, 2.06% paid KRW CD+0.33% receipt, 1.68% paid
For cash flow hedging | Interest rate risk | Interest rate swap | KRW | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | ₩		100,000
For cash flow hedging | Interest rate risk | Interest rate swap | KRW | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | ₩		50,000
For cash flow hedging | Interest rate risk | Interest rate swap | KRW | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | ₩		0
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	470,000,000	600,000,000
Description of average rate of currency risk hedging instrument	USD 1M Libor+0.70% receipt, KRW 0.93% paid, USD/KRW = 1,206.60	USD 3M Libor+0.80% receipt, KRW 1.45% paid, USD/KRW = 1,155 USD 1M Libor+0.67% receipt, KRW 1.14% paid, USD/KRW = 1,190 USD 1M Libor+0.69% receipt, KRW 1.02% paid, USD/KRW = 1,199
For cash flow hedging | Foreign currencies translation risk | Currency swap | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	180,000,000
For cash flow hedging | Foreign currencies translation risk | Currency swap | SGD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument		68,000,000
Description of average rate of currency risk hedging instrument	USD 1.50% receipt, KRW 1.57% paid, USD/KRW = 1,140.50	SGD 1.91% receipt, KRW 1.98% paid, SGD/KRW = 827